Financial Liabilities - Senior Debt (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 EUR (€) tranche	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2022 USD ($) tranche	Nov. 19, 2019 EUR (€)	Nov. 19, 2019 USD ($)
Financial Liabilities
Principal amount	€ 4,638,444	€ 4,697,462	€ 2,675,000
Details by maturity:
Principal amount	4,638,444	4,697,462	2,675,000
Redemption and repayment	€ 1,207,253	495,327	€ 272,877
Senior Debt Tranche B Maturing 2027
Financial Liabilities
Debt term	8 years
Number of tranches | tranche	2			2
US Dollars | Senior Debt Tranche B Maturing 2027
Financial Liabilities
Principal amount	€ 2,169,407			$ 2,313,889		$ 2,500,000
Adjustment to interest rate basis (as a percent)	2.00%			2.00%
Interest rate basis	US Libor
Details by maturity:
Principal amount	€ 2,169,407			$ 2,313,889		$ 2,500,000
US Dollars | Senior Debt Tranche B Maturing 2027 | 2023
Financial Liabilities
Principal amount	5,635			6,015
Details by maturity:
Principal amount	5,635			6,015
US Dollars | Senior Debt Tranche B Maturing 2027 | 2024
Financial Liabilities
Principal amount	22,557			24,058
Details by maturity:
Principal amount	22,557			24,058
US Dollars | Senior Debt Tranche B Maturing 2027 | 2025
Financial Liabilities
Principal amount	22,557			24,058
Details by maturity:
Principal amount	22,557			24,058
US Dollars | Senior Debt Tranche B Maturing 2027 | 2026
Financial Liabilities
Principal amount	22,557			24,058
Details by maturity:
Principal amount	22,557			24,058
US Dollars | Senior Debt Tranche B Maturing 2027 | 2027
Financial Liabilities
Principal amount	2,096,101			2,235,700
Details by maturity:
Principal amount	2,096,101			$ 2,235,700
US Dollars | Tranche B
Details by maturity:
Redemption and repayment		124,798
Euros | Senior Debt Tranche B Maturing 2027
Financial Liabilities
Principal amount	€ 1,258,555				€ 1,360,000
Adjustment to interest rate basis (as a percent)	2.25%			2.25%
Interest rate basis	Euribor
Details by maturity:
Principal amount	€ 1,258,555				€ 1,360,000
Euros | Senior Debt Tranche B Maturing 2027 | 2023
Financial Liabilities
Principal amount	3,269
Details by maturity:
Principal amount	3,269
Euros | Senior Debt Tranche B Maturing 2027 | 2024
Financial Liabilities
Principal amount	13,076
Details by maturity:
Principal amount	13,076
Euros | Senior Debt Tranche B Maturing 2027 | 2025
Financial Liabilities
Principal amount	13,076
Details by maturity:
Principal amount	13,076
Euros | Senior Debt Tranche B Maturing 2027 | 2026
Financial Liabilities
Principal amount	13,076
Details by maturity:
Principal amount	13,076
Euros | Senior Debt Tranche B Maturing 2027 | 2027
Financial Liabilities
Principal amount	1,216,058
Details by maturity:
Principal amount	€ 1,216,058
Euros | Tranche B
Details by maturity:
Redemption and repayment		€ 74,246